Income Taxes (Detail) $ in Thousands	Dec. 31, 2014 USD ($)
Deferred tax assets
Intangibles	$ 732
Net operating loss carryforwards	442
Research and development tax credit carryforwards	28
Accruals	205
Other	1
Total deferred tax assets	1,408
Less valuation allowance	(1,408)
Net deferred tax assets	$ 0